Fair Value Measurements (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, assets measured on nonrecurring basis	¥ 84,588
Impairment of Intangible Assets (Excluding Goodwill)		¥ 0
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, assets measured on nonrecurring basis			¥ 22,873
Right-of-use asset - operating lease	59,065
Tools, furniture and fixtures	387
Leasehold improvements	6,602
Store operating rights	18,534		22,738
Assets	84,588
Impairment loss, leasehold improvements			135
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Right-of-use asset - operating lease	1,886,062
Tools, furniture and fixtures	54,352
Leasehold improvements	275,086		311,436
Store operating rights	2,500,012		830,838
Assets	4,715,512		1,142,274
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	0		0
Liabilities	¥ 0		¥ 0